Equity Method Investments (Cohen) (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Equity Method Investments [Line Items]
Equity method investments	$ 15,769	$ 506
Cohen [Member] | Cebu [Member]
Schedule Of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	24.00%
Equity method investments	$ 272